Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Canada Fund - Fidelity Canada Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 107
3 years	334
5 years	579
10 years	$ 1,283